UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21257

                   MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
               (Exact name of registrant as specified in charter)
                                    --------


                                Two Hopkins Plaza
                               Baltimore, MD 21201
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Funds Services
                             1 Freedom Valley Drive
                                 Oaks, PA 18074
                     (Name and address of agent for service)

               REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 1-800-239-0418

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1.   REPORTS TO STOCKHOLDERS.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------


                                                                         PAGE(S)


Report of Independent Registered Public Accounting Firm........................2

FINANCIAL STATEMENTS

Statement of Assets and Liabilities............................................3

Statement of Operations........................................................4

Statements of Changes in Members' Capital......................................5

Statement of Cash Flows........................................................6

Financial Highlights...........................................................7

Notes to Financial Statements..................................................8

Directors and Officers of the Fund (unaudited)................................14

Board Approval of Interim Investment Management Agreement (unaudited).........18

Other Information (unaudited).................................................20

              REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of Mercantile Alternative Strategies Fund LLC:

We have audited the accompanying statement of assets and liabilities of Mercantile Alternative Strategies Fund LLC (the "Fund") as of March 31, 2007, and the related statements of operations and cash flows for the year then ended, and the statements of changes in members' capital and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for each of the three years or periods ended prior to March 31, 2006, were audited by other auditors whose report, dated May 27, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercantile Alternative Strategies Fund LLC as of March 31, 2007, the results of its operations, and its cash flows for the year then ended, and the changes in its members' capital and its financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include an investment in Mercantile Alternative Strategies Master Fund LLC (the "Master Fund") valued at $52,227,060 (110.6% of total members' capital) as of March 31, 2007, for which value has been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.


DELOITTE & TOUCHE LLP
Chicago, Illinois
May 25, 2007

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------

ASSETS
Investment in Mercantile Alternative Strategies Master Fund LLC $ 48,339,305 Investment in Mercantile Alternative Strategies Master Fund LLC
    segregated for tender offers                                     3,887,755
Investment in registered investment company (cost $44,114)*             44,114
Restricted cash                                                        520,920
Receivable from fund manager                                             3,520
Prepaid directors' fees                                                    309
Prepaid expenses                                                         2,249
                                                                ----------------
             Total assets                                           52,798,172
                                                                ----------------
LIABILITIES
Incentive fee payable                                                  387,023
Administration fee payable                                              11,250
Note payable for tender offer                                        5,153,251
Other accrued expenses                                                  19,094
                                                                ----------------
             Total liabilities                                       5,570,618
                                                                ================
             Net assets                                          $  47,227,554
                                                                ----------------

MEMBERS' CAPITAL

Capital                                                          $  32,849,398
Accumulated net investment loss                                      (5,731,224)
Accumulated net realized gain on investments                         9,174,610
Net unrealized appreciation on investments                          10,934,770
                                                                ----------------
               Members' capital                                  $  47,227,554
                                                                ----------------

    *   See Note 2 in Notes to Financial Statements.





    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF OPERATIONS
YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

NET INVESTMENT LOSS ALLOCATED FROM MERCANTILE ALTERNATIVE
    STRATEGIES MASTER FUND LLC
    Dividend income                                                     $    39,970
    Expenses                                                               (755,990)
                                                                        -------------
      Net investment loss allocated from Mercantile Alternative
        Strategies Master Fund LLC                                         (716,020)
                                                                        -------------


DIVIDEND INCOME                                                              13,969
                                                                        -------------

OPERATING EXPENSES
Incentive fees                                                              387,023
Administration fees                                                         196,954
Management fees                                                             160,391
Directors' fees                                                              18,058
Legal fees                                                                   21,250
Interest expense                                                             19,825
Audit fees                                                                   18,300
Registration fees                                                             9,067
Printing fees                                                                 8,396
Custodian fees                                                                  539
Other expenses                                                               23,764
                                                                        -------------
             Total operating expenses                                       863,567
Administration fees waived                                                 (128,728)
Expense reimbursment from advisor                                           (78,732)
                                                                        -------------
             Net expenses                                                   656,107
                                                                        =============
             Net investment loss                                         (1,358,158)
                                                                        -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                            572,159
Net change in unrealized appreciation (depreciation) on investments        (557,045)
                                                                        =============
             Net realized and unrealized gain on investments                 15,114
                                                                        -------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS ALLOCATED FROM
      MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
Net realized gain on investments                                          2,059,106
Net change in unrealized appreciation (depreciation) on investments       2,538,055
                                                                        -------------
             Net realized and unrealized gain on investments allocated
               from Mercantile Alternative Strategies Master Fund LLC     4,597,161
                                                                        -------------
Net increase in members' capital from operating activities              $ 3,254,117
                                                                        =============


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------
FOR THE YEAR ENDED MARCH 31, 2006

FROM OPERATING ACTIVITIES
Net investment loss                                               $ (1,547,146)
Net realized gain on investments                                     3,236,703
Net change in unrealized appreciation (depreciation)
on investments                                                       3,091,738
                                                                 ---------------
             Net increase in members' capital
             from operating activities                               4,781,295
                                                                 ---------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                     2,963,000
Costs of Interests repurchased                                      (6,519,932)
                                                                 ---------------
             Net decrease in members' capital
             from capital transactions                              (3,556,932)
                                                                 ---------------
MEMBERS' CAPITAL
Balance at beginning of year                                        50,215,613
                                                                 ---------------
Balance at end of year                                            $ 51,439,976
                                                                 ===============

FOR THE YEAR ENDED MARCH 31, 2007

FROM OPERATING ACTIVITIES
Net investment loss                                               $ (1,358,158)
Net realized gain on investments                                     2,631,265
Net change in unrealized appreciation (depreciation)
on investments                                                       1,981,010
                                                                 ---------------
             Net increase in members' capital
             from operating activities                               3,254,117
                                                                 ---------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from sales of Interests                                     2,375,000
Costs of Interests repurchased                                      (9,841,539)
                                                                 ---------------
             Net decrease in members' capital
             from capital transactions                              (7,466,539)
                                                                 ---------------
MEMBERS' CAPITAL
Balance at beginning of year                                        51,439,976
                                                                 ---------------
Balance at end of year                                            $ 47,227,554
                                                                 ===============

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
STATEMENT OF CASH FLOWS
YEAR ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                 $  3,254,117
Adjustments to reconcile net increase in members' capital from operating activities to net cash provided by operating activities
    Net change in unrealized (appreciation) depreciation on investments                      (1,981,010)
    Net realized gain on investments and investments in Master Fund                          (2,631,265)
    Purchases of investments                                                                 (6,661,790)
    Proceeds from the sale of investments                                                     2,561,790
    Purchases of investments in Master Fund                                                  (2,174,790)
    Proceeds from the sale of investments in Master Fund                                      4,244,242
    Net investment loss allocated from Master Fund                                              716,020
    Net purchase of short-term investment                                                       (44,114)
    Increase in prepaid directors' fees                                                            (309)
    Decrease in prepaid expenses                                                                  4,926
    Decrease in receivable from investments sold                                              5,231,852
    Decrease in fund investments received in advance                                          4,100,000
    Decrease in dividends receivable                                                              2,095
    Decrease in restricted cash                                                                 130,931
    Decrease in incentive fee payable                                                          (144,027)
    Decrease in management fee payable                                                         (161,466)
    Decrease in administration fee payable                                                      (12,614)
    Decrease in other accrued expenses                                                         (103,121)
                                                                                           -------------
             Net cash provided by operating activities                                        6,331,467
                                                                                           -------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                         2,375,000
Capital withdrawals                                                                          (5,209,208)
Repayment of line of credit                                                                  (3,800,000)
Increase in note payable for tender offer                                                      (130,931)
                                                                                           -------------
             Net cash used in financing activities                                           (6,765,139)
                                                                                           -------------
             Net decrease in cash and cash equivalents                                         (433,672)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                             433,672
                                                                                           -------------
End of period                                                                              $          -
                                                                                           =============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit*                                                           $     17,889
                                                                                           =============

NON-CASH OPERATING ACTIVITIES
    Assets transferred to Mercantile Alternative Strategies Master Fund LLC (see Note 1)
      Investments, at value                                                                $ 50,405,002
      Cash                                                                                      936,182
      Receivable from investments sold                                                          108,658
      Dividends receivable                                                                        4,344

      * See Note 9 in Notes to Financial Statements

    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
FINANCIAL HIGHLIGHTS
                                 MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                                                   DECEMBER
                                                                                                                   30, 2002*
                                              YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED       YEAR ENDED
                                               MARCH 31,         MARCH 31,        MARCH 31,        MARCH 31,        MARCH 31,
TOTAL RETURN                                    2007+               2006           2005             2004              2003
                                            -------------      -------------   --------------   -------------   --------------
Total return before incentive fee (1)               7.34 %            11.10 %           5.96 %         11.67 %           0.94 % (4)
Incentive fee                                      (0.78)             (1.11)           (0.57)          (1.13)           (0.09)
                                            -------------      -------------   --------------   -------------   --------------
       Total return after incentive fee (1)         6.56 %             9.99 %           5.39 %         10.54 %           0.85 % (4)
                                            =============      =============   ==============   =============   ==============
Net assets, end of period (000's)               $ 47,228           $ 51,440         $ 50,216         $49,360         $ 25,313
RATIOS TO AVERAGE NET ASSETS
Net investment loss ratio
   Net investment loss, before waivers
       and reimbursements                          (3.06)%            (3.83)%          (3.51)%         (4.01)%          (4.58)% (3)
   Net investment loss, net of waivers
       and reimbursements                          (2.65)%            (3.06)%          (2.76)%         (3.23)%          (3.82)% (3)
Expense ratio before incentive fee
   Operating expenses, before waivers
       and reimbursements (2)                       2.41 %             2.86 %           2.99 %          3.02 %           4.22 % (3)
   Operating expenses, net of waivers
       and reimbursements (2)                       2.00 %             2.09 %           2.24 %          2.24 %           3.47 % (3)
Expense ratio, net of waivers and
   reimbursements after incentive fee
     Expense ratio, net of waivers
       and reimbursements                           2.00 %             2.09 %           2.24 %          2.24 %           3.47 % (3)
     Incentive fee                                  0.76 %             1.05 %           0.56 %          1.03 %           0.37 % (3)
                                            -------------      -------------   --------------   -------------   --------------
     Expense ratio, net of waivers and
       reimbursements after incentive fee           2.76 %             3.14 %           2.80 %          3.27 %           3.84 % (3)
                                            =============      =============   ==============   =============   ==============
Portfolio turnover rate                            17.52 % (5)        21.76 %          49.95 %          9.28 %           0.00 % (4)

*   Commencement of investment operations.
+ On July 1, 2006, the Fund converted into a Feeder Fund of the Mercantile Alternative Strategies Master Fund, LLC. Performance information prior to July 1, 2006 was that of the stand-alone fund.
(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio (expense and incentive fee ratio) is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses and incentive fee assessed to a member's capital may vary from these ratios based on the timing of capital transactions.
(3) Annualized.
(4) Not annualized.
(5) Portfolio turnover represents the Master Fund's portfolio turnover for the period of July 1, 2006 to March 31, 2007. The portfolio turnover rate for the Fund from April 1, 2006 to June 30, 2006 was 5.15%. The portfolio turnover rate for these periods was not annualized.


    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

 1.  ORGANIZATION

     Mercantile Alternative Strategies Fund LLC (the "Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, investment management company. The Fund was formed on October 3, 2002 and commenced investment operations on December 30, 2002. On August 11, 2005, the Board approved a plan to restructure the Fund as a feeder fund in a master-feeder structure. The plan was approved by the members at a special meeting held on October 7, 2005. On July 1, 2006, the Fund transferred all of its investable assets totaling $51,454,186, including its interests in the underlying investment funds to Mercantile Alternative Strategies Master Fund LLC (the "Master Fund"), a registered, non-diversified, closed-end investment company with the same investment objective as the Fund. The Fund's interests ("Interests") are registered under the Securities Act of 1933, as amended, but are subject to substantial limits on transferability and resale.

     The Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure. The Fund seeks to achieve this objective by investing substantially all of its investable assets into the Master Fund. The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds. The performance of the Fund is directly affected by the performance of the Master Fund. Attached are the financial statements of the Master Fund and should be read in conjunction with the Fund's financial statements. The Fund owned 94.5% of the Master Fund as of March 31, 2007.

     The Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") serves as the investment manager of the Fund and Master Fund. The Manager oversees the management of the day-to-day operations of the Fund and the Master Fund under the supervision of both the Fund's and the Master Fund's Board of Directors, respectively. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company ("MSD&T"), which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the Merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

     investment management agreement which automatically terminated in accordance with its terms. The Manager is currently serving as the investment manager pursuant to and interim investment management agreement effective March 2, 2007 and will continue to serve in such capacity (unless sooner terminated) until members of the Fund either approve or disapprove a new investment management agreements or July 29, 2007, whichever is sooner. At March 31, 2007, PNC Investment Corp., an affiliate of the Manager, had a capital balance in the Fund of $24,749,244.

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC) (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

     Generally, initial and additional subscriptions for Interests by eligible members may be accepted at such times as the Fund may determine. The Fund reserves the right to reject any subscriptions for Interests in the Fund. THE Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Fund:

     A.  PORTFOLIO VALUATION
         The net asset value of the Fund is determined as of the close of business at the end of each month. The net asset value of the Fund equals the value of the assets of the Fund, respectively, less liabilities, including accrued fees and expenses.

         The Fund's investment in the Master Fund represents substantially all of the Fund's assets. All investments owned are carried at value which is the portion of the net asset value of the Master Fund held by the Fund. The accounting for and valuation of investments by the Master Fund is discussed in the notes to the financial statements for the Master Fund, which are attached to this report.

     B.  INCOME RECOGNITION AND SECURITY TRANSACTIONS
         Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Investments are recorded on the effective date of the subscription in the Master Fund. The Fund will bear, as an investor in the Master Fund, its share of the income, realized and unrealized gains and losses of the Master Fund.

     C.  SEGREGATED ACCOUNT
         A portion of the investment in the Master Fund is segregated to finance the repurchase of Interests from the tender offers.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

     D.  FUND EXPENSES
         The Fund will bear all expenses incurred in its business other than those that the Manager assumes. The expenses of the Fund include, but are not limited to, the following: legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board. The Fund will bear, as an investor in the Master Fund, its share of the fees and expenses of the Master Fund.

         The Fund's costs and expenses incurred in connection with the restructuring of the Fund as a feeder fund in a master-feeder structure, including organizational costs of the Master Fund and costs incurred in connection with the initial offering of the Master Fund's interests were paid by the Manager. The Fund will bear the remaining portion of such costs and expenses, subject to the Expense Limitation Agreement (as discussed herein), pursuant to which the Manager has agreed to limit the Fund's total ordinary operating expenses (excluding the Incentive Fee, if any) for a period of two years following the master-feeder restructuring.

     E.  EXPENSE LIMITATION
         Pursuant to the Expense Limitation Agreement, the Manager has contractually agreed to waive and/or reimburse the Fund's expenses to the extent necessary to ensure that the Fund's annualized ordinary operating expenses (excluding the Incentive Fee, if any) will not exceed 2.09%. The Expense Limitation Agreement will remain in effect through June 30, 2008 and will automatically renew for successive one year periods thereafter unless the Manager provides written notice of termination at least 30 days prior to the end of the then-current term.

     F.  INCOME TAXES
         The Fund intends to operate and has elected to be treated as a partnership for federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for federal income taxes is reflected in the accompanying financial statements.

     G.  INVESTMENT IN REGISTERED INVESTMENT COMPANY
         Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes. At March 31, 2007 this investment consisted of 44,114 shares which amounted to 0.1% of net assets.

     H.  CAPITAL ACCOUNTS
         Net profits or net losses of the Fund for each fiscal period will be allocated to the capital accounts of members as of the last day of each fiscal period in accordance with members' respective investment percentages of the Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Fund during a fiscal period, before giving effect to any repurchases of interest in the Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Fund, other than in accordance with the members' respective investment percentages

     I.  RESTRICTED CASH
         The Fund holds non-interest bearing restricted cash, which serves as collateral for the note payable for the tender offer.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

     J.  USE OF ESTIMATES
         The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.  MANAGEMENT FEE
         Prior to the master-feeder restructuring, the Fund paid the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Fund. Effective upon the master-feeder restructuring on July 1, 2006, the management fee is paid by the Master Fund and the Fund will bear, as an investor in the Master Fund, its share of the management fee paid by the Master Fund.

     B.  INCENTIVE FEES
         The Fund pays the Manager an annual incentive fee ("Incentive Fee"), payable at the fiscal period-end (the "Incentive Period"), equal to 10% of each member's net profits in excess of such member's Loss Carryforward Amount. The "Loss Carryforward Amount" for each member commences at zero and, for each Incentive Period, is increased or reduced by the net losses or net profits, respectively, allocated to each member's capital account for such Incentive Period.

     C.  FEES EARNED UNDER INTERIM INVESTMENT MANAGEMENT AGREEMENTS
         Under the interim investment management agreements, the management and incentive fees earned by the Manager for services provided to the Master Fund and the Fund during March 2, 2007 to March 31, 2007 are being held in an interest bearing escrow account. If a majority of the Fund's outstanding voting securities approve the new investment management agreements for the Master Fund and the Fund, then the amount in the escrow account for the Master Fund and the Fund (including any interest earned) will be paid to the Manager. If a majority of the Fund's outstanding voting securities do not approve the new investment management agreements, then the Manager will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing the management services (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the Master Fund and the Fund, respectively.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

     D.  ADMINISTRATION AND OTHER FEES
         The Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI. Prior to the master-feeder restructuring, the Fund paid the Manager an administration fee at the annual rate equal to 0.70% of the Fund's net assets. The Manager had voluntarily limited this fee to 0.20% of the Fund's net assets. Effective upon the master-feeder restructuring on July 1, 2006, the Fund pays the Manager an administration fee at the annual rate equal 0.25% of the Fund's net assets, plus an additional $15,000 annually.

         SEI Private Trust Company serves as custodian and escrow agent for the Fund's assets.

     E.  BOARD FEES
         Prior to the master-feeder restructuring, each Board member received an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also received an additional annual fee of $3,333. Effective upon the master-feeder restructuring on July 1, 2006, the Fund pays each Director an annual retainer of $1,000. The Directors will not receive any fees from the Fund for attending regular Board meetings, but the Fund will pay each Director $500, plus expenses, for each special or telephonic meeting if such meeting is called solely for the Fund. Total amounts incurred related to Board meetings by the Fund for the period ended March 31, 2007 were $73,715, which includes $55,657 allocated from Master.


4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques that may involve significant risks. The Master Fund's concentration of risk is discussed in the notes to the Master Fund's financial statements.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. The Master Fund's off balance sheet risk in these financial instruments is discussed in the notes to the Master Fund's financial statements.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

7.   INVESTMENT TRANSACTIONS

     For the period April 1, 2006 through June 30, 2006, purchases and sales of investments (excluding short-term securities) were $6,661,790 and $2,561,790, respectively. Beginning July 1, 2006, the Fund's assets were invested in the Master Fund. For the year ended March 31, 2007, aggregate purchases of the Master Fund amounted to $2,185,160 and aggregate sales of the Master Fund amounted to $4,244,242.

8.   TENDER OFFERS

     On March 1, 2006, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 30, 2006. Tenders with a value in the amount of $2,560,547 were received and accepted by the Fund from limited members. Members received the initial payment on August 1, 2006 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2007 year end audit.

     On August 25, 2006, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to 5% of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at December 31, 2006. Tenders with a value in the amount of $2,648,661 were received and accepted by the Fund from limited members. Members received the initial payment of $2,383,795 on January 31, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2007 year end audit.

     On November 27, 2006, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.5 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at March 30, 2007. Tenders with a value in the amount of $2,500,000 were accepted by the Fund from limited members. Members received the initial payment of $2,250,000 on April 30, 2007 and the remaining amount will be paid promptly after completion of the Fund's March 31, 2007 year end audit.

     On February 27, 2007, the Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4 million of the net assets of the Fund tendered by members of the Fund at a price equal to the net asset value at June 29, 2007. Tenders with a value in the amount of $2,132,331 were received and accepted by the Fund from limited members. A promissory note has been issued by the Fund entitling the members to an initial payment within 30 days after June 29, 2007; the remaining amount will be paid promptly after completion of the Fund's March 31, 2008 year end audit.

9.   LINE OF CREDIT

     For the period April 1, 2006 through June 30, 2006, the Fund had a line of credit with Boston Private Bank & Trust Company. The line of credit could be accessed by the Fund to purchase portfolio securities, to meet repurchase requests, and for cash management purposes. For the period April 1, 2006 through June 30, 2006, the Fund had borrowings of $3,800,000 over a period of 19 days at an interest rate of 8.75%. The line of credit was terminated on July 1, 2006, when the Fund transferred all of its investable assets to the Master Fund.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o Mercantile Alternative Strategies Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS
------------------------------------------------------------------------------------------------------------------------------
NAME AND AGE            POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S)    OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME SERVED    DURING PAST 5 YEARS
                        FUND
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
L. White                Director       Since 2003     Retired since 2001;        Mercantile Alternative Strategies Master
Matthews, III                                         Chairman, Ceridian         Fund LLC, Mercantile Alternative Strategies
Age: 61                                               Corporation, 2006 to       Fund for Tax-Exempt/Deferred Investors
                                                      present; Director,         (TEDI) LLC, Mercantile Long-Short Manager
                                                      Executive Vice President   Master Fund LLC, Mercantile Long-Short
                                                      and Chief Financial        Manager Fund LLC, Mercantile Long-Short
                                                      Officer, Ecolab, Inc.      Manager Fund LLC for Tax-Exempt/Deferred
                                                      (cleaning products and     Investors (TEDI) LLC, Mercantile Absolute
                                                      services) 1999 to 2001.    Return Fund LLC, Mercantile Absolute Return
                                                                                 Master Fund LLC, Mercantile Absolute Return
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC; Mercantile Funds, Inc.; Matrixx
                                                                                 Initiatives, Inc. pharmaceuticals); Imation
                                                                                 Corp. (data storage products).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
Edward D.               Director       Since 2002     Dean and Chief Executive   Mercantile Alternative Strategies Master
Miller                                                Officer, Johns Hopkins     Fund LLC, Mercantile Alternative Strategies
Age: 64                                               Medicine, January 1997     Fund for Tax-Exempt/Deferred Investors
                                                      to present.                (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Master Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC for Tax-Exempt/Deferred
                                                                                 Investors (TEDI) LLC, Mercantile Absolute
                                                                                 Return Fund LLC, Mercantile Absolute Return
                                                                                 Master Fund LLC, Mercantile Absolute Return
                                                                                 Fund for Tax-Exempt/Deferred
                                                                                 Investors(TEDI) LLC; Mercantile Funds,
                                                                                 Inc.; Bradmer Pharmaceuticals Inc.
                                                                                 (pharmaceuticals).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------

----------------------- -------------- -------------- -------------------------- ---------------------------------------------
John R. Murphy          Director and   Since 2002     Vice Chairman, National    Mercantile Alternative Strategies Master
Age: 73                 Chairman of                   Geographic Society,        Fund LLC, Mercantile Alternative Strategies
                        the Board                     March 1998 to present.     Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Master Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC for Tax-Exempt/Deferred
                                                                                 Investors (TEDI) LLC, Mercantile Absolute
                                                                                 Return Fund LLC, Mercantile Absolute Return
                                                                                 Master Fund LLC, Mercantile Absolute Return
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC; Mercantile Funds, Inc.; Omnicom
                                                                                 Group, Inc. (media and marketing services);
                                                                                 Sirsi Dynix (technology).
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
Thomas L.               Director       Since 2005     Retired since August       Mercantile Alternative Strategies Master
Owsley                                                2004; President, Chief     Fund LLC, Mercantile Alternative Strategies
Age: 66                                               Executive Officer and      Fund for Tax-Exempt/Deferred Investors
                                                      Chief Operating Officer,   (TEDI) LLC, Mercantile Long-Short Manager
                                                      Crown Central Petroleum    Master Fund LLC, Mercantile Long-Short
                                                      Corporation 2003 to        Manager Fund LLC, Mercantile Long-Short
                                                      August 2004: Senior Vice   Manager Fund LLC for Tax-Exempt/Deferred
                                                      President, General         Investors (TEDI) LLC, Mercantile Absolute
                                                      Counsel and Corporate      Return Fund LLC, Mercantile Absolute Return
                                                      Secretary 2001 to 2003.    Master Fund LLC, Mercantile Absolute Return
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC; Mercantile Funds, Inc.
----------------------- -------------- -------------- -------------------------- ---------------------------------------------
George R.               Director       Since 2002     President, U.S.-Japan      Mercantile Alternative Strategies Master
Packard, III                                          Foundation, July 1998 to   Fund LLC, Mercantile Alternative Strategies
Age: 75                                               present.                   Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC, Mercantile Long-Short Manager
                                                                                 Master Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC, Mercantile Long-Short
                                                                                 Manager Fund LLC for Tax-Exempt/Deferred
                                                                                 Investors (TEDI) LLC, Mercantile Absolute
                                                                                 Return Fund LLC, Mercantile Absolute Return
                                                                                 Master Fund LLC, Mercantile Absolute Return
                                                                                 Fund for Tax-Exempt/Deferred Investors
                                                                                 (TEDI) LLC; Mercantile Funds, Inc.
----------------------- -------------- -------------- -------------------------- ---------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTOR

----------------------- -------------- -------------- --------------------------- --------------------------------------------
NAME AND AGE            POSITION       LENGTH OF      PRINCIPAL OCCUPATION        OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME SERVED    DURING PAST 5 YEARS
                        FUND
----------------------- -------------- -------------- --------------------------- --------------------------------------------
Decatur H. Miller(1)    Director       Since 2002     Retired.                    Mercantile Alternative Strategies Master
Age: 74                                                                           Fund LLC, Mercantile Alternative
                                                                                  Strategies Fund for Tax-Exempt/Deferred
                                                                                  Investors (TEDI) LLC, Mercantile
                                                                                  Long-Short Manager Master Fund LLC,
                                                                                  Mercantile Long-Short Manager Fund LLC,
                                                                                  Mercantile Long-Short Manager Fund LLC for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                                                  Mercantile Absolute Return Fund LLC,
                                                                                  Mercantile Absolute Return Master Fund
                                                                                  LLC, Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.
----------------------- -------------- -------------- --------------------------- --------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which MSD&T, the parent company of MCA, is also a co-trustee.

OFFICERS OF THE FUND
Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

------------------------ ----------------- ------------ --------------------------------------------------------------------
NAME AND AGE                POSITION HELD    LENGTH OF                       PRINCIPAL OCCUPATION(S)
                             WITH FUND      TIME SERVED                        DURING PAST 5 YEARS
------------------------ ----------------- ------------ --------------------------------------------------------------------
Kevin A. McCreadie          President         Since      Executive Vice President of the Fund from 2003 to March 2004,
Age: 46                                       2004       President, MCA since 2004; Chief Investment Officer, PNC Wealth
                                                         Management since 2007; Chief Investment Officer, MCA and MSD&T since 2002; Partner, Brown Investment Advisory & Trust Company
                                                         from 1999 to 2002.
------------------------ ----------------- ------------ --------------------------------------------------------------------
David L. Meyer              Vice President    Since      Executive Vice President and Chief Operating Officer, Investment
Age: 50                                       2006       and Wealth Management, MSD&T since 2002; Deputy Chief Operating
                                                         Officer of PNC Wealth Management since 2007; Senior Vice
                                                         President and Chief Operating, MCA since 2002; Chairman of Board of Mercantile Brokerage Services, Inc. 2002; Managing Director of
                                                         JPMorgan 1994 to 2002.
------------------------ ----------------- ------------ --------------------------------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
------------------------------------------------------------------------------------------------------------------------------

------------------------ ----------------- ------------ --------------------------------------------------------------------
NAME AND AGE                POSITION HELD    LENGTH OF                       PRINCIPAL OCCUPATION(S)
                             WITH FUND      TIME SERVED                        DURING PAST 5 YEARS
------------------------ ----------------- ------------ --------------------------------------------------------------------
Edward J. Veilleux          Assistant Vice  Since 2004   President, EJV Financial Services (consulting) since 2002;
Age: 63                     President and                Director, Senior Vice President, Old Mutual Advisor Funds II
                            Chief                        since 2005; Vice President, Swiss Helvetia Fund since 1987; Vice
                            Compliance                   President, Hilliard Lyons Government Fund since 2004; Vice
                            Officer                      President, ISI Funds since 1986; Chief Compliance Officer,
                                                         Victory Funds since 2005; Deutsche Asset Management ("DeAM") from
                                                         1987 to 2002.
------------------------ ----------------- ------------ --------------------------------------------------------------------
Michael D. Daniels          Treasurer       Since 2006   Senior Vice President, MSD&T and MCA since 2006; Vice President,
Age: 39                                                  Calamos Asset Management from 2004 to 2006; Vice President,
                                                         JPMorgan from 2002 to 2004.
------------------------ ----------------- ------------ --------------------------------------------------------------------
Jennifer E. Vollmer         Secretary       Since 2002   Vice President, MCA and MSD&T since 2001; Associate, DeAM from
Age: 35                                                  1999 to 2001.
------------------------ ----------------- ------------ --------------------------------------------------------------------
Savonne L. Ferguson         Assistant       Since 2004   Assistant Vice President, MCA and MSD&T since 2002; DeAM
Age: 33                     Secretary                    Associate (2002) from 1999 to 2002.
------------------------ ----------------- ------------ --------------------------------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund. The assets of the Master Fund are actively managed and, in consideration of the services that Mercantile provided under a prior investment management agreement, the Master Fund paid Mercantile an asset-based fee. As an investor in the Master Fund, the Fund bears its pro rata share of the asset-based fee. In addition to the asset-based fee paid by the Master Fund, the Fund paid Mercantile a performance-based incentive fee pursuant to a prior investment management agreement between Mercantile and the Fund. As used in herein, these agreements are collectively referred to as the "Prior Investment Management Agreements."

The Manager was indirectly wholly owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). The foregoing is referred to as the "Merger." The Merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

At a regular meeting held on February 15, 2007, the Directors, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and approved the interim investment management agreement between the Manager and the Fund, and the Directors of the Master Fund, who are also Directors of the Fund, approved an interim investment management agreement between the Manager and the Master Fund (the "Interim Investment Management Agreements") in order for the Manager to continue to serve as the investment manager in the event that the Merger occurred.

In reaching their decision to approve the Interim Investment Management Agreements, the Directors met with senior personnel of the Manager and PNC to discuss the general terms of the proposed merger transaction, the general corporate structure of PNC, the Manger's views on the proposed merger transaction, and PNC's general plans for operating the Manager as part of its asset management business.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, reviewed materials received from the Manager and considered the presentations made by PNC and the Manager. The Directors also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Interim Investment Management Agreements. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager or PNC were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreements were identical in all material respects to the Prior Investment Management Agreements; that the advisory and incentive fees earned would be held

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

in escrow pending approval of new investment management agreements; the material terms of the acquisition that would impact the Fund, the Master Fund or the Manager, including PNC's stated intentions regarding the extent of integration of the Manager into the PNC organization; plans to retain key personnel of the Manager; any contemplated changes to the structure of the Fund, the Master Fund or their Directors, officers, service providers, distribution channels or other operational matters; and that the Fund or the Master Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement and that the independence of the Fund's and Master Fund's registered public accounting firm would not be compromised by the acquisition.

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Interim Investment Management Agreements, the Directors considered the stated intentions of PNC and the Manager to retain key personnel of the Manager and noted that pursuant to the authority given to it under the Master Fund's Interim Investment Management Agreement, the Manager would continue to retain the services of Robeco Investment Management, Inc. to act as investment adviser to the Master Fund, as it did under the Master Fund's Prior Investment Management Agreement. Based on this review, the Directors concluded that Mercantile had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also reviewed the annualized returns of the Fund for the calendar year-to-date, three-year and since inception periods ended December 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the Fund underperformed the HFRX Equity Hedge Index for the year ended December 31, 2006, but outperformed the three-year and since inception periods. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Interim Investment Management Agreements were reasonable and fair and that the approval of the Interim Investment Management Agreements was in the best interests of the Fund and its members.

MERCANTILE ALTERNATIVE STRATEGIES FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland 21201

INVESTMENT ADVISER TO THE MASTER FUND
Robeco Investment Management, Inc.
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
ANNUAL REPORT
MARCH 31, 2007

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------



                                                                         PAGE(S)

Fund Commentary (unaudited) ...................................................2

Report of Independent Registered Public Accounting Firm........................6

FINANCIAL STATEMENTS

Schedule of Investments........................................................7

Statement of Assets and Liabilities............................................9

Statement of Operations.......................................................10

Statement of Changes in Members' Capital......................................11

Statement of Cash Flows.......................................................12

Financial Highlights..........................................................13

Notes to Financial Statements.................................................14

Liquidity of Investment Funds (unaudited).....................................20

Directors and Officers of the Fund (unaudited)................................21

Board Approval of Interim Investment Management Agreement (unaudited).........25

Other Information (unaudited).................................................27

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

Dear Members:

Mercantile Alternative Strategies Master Fund LLC (the "Fund") gained 7.36%, net of all fees, expenses and incentive allocations, for the 12 months ended March 31, 2007 (the "Reporting Period"). In comparison, the Russell 2000 Index returned 5.91% for the same period.

The Fund produced positive absolute returns in ten months of the Reporting Period and also outperformed the Russell 2000 Index on a relative basis in five of the 12 months during the Reporting Period. The Fund notably outperformed the broad small-cap equity market for the Reporting Period overall. It is also important to note that the Fund's standard deviation, a commonly used statistical measure of portfolio volatility and risk, was significantly lower than that of the Russell 2000 Index for the 12-month period. Specifically, the Fund had an annualized standard deviation of just 2.9% for the Reporting Period, compared to a 10.1% annualized standard deviation for the Russell 2000 Index.

MARKET AND ECONOMIC REVIEW

The U.S. equity market broadly produced solid gains for the Reporting Period, bolstered by healthy corporate earnings growth, record merger and acquisition activity fueled by excess liquidity, a resilient albeit slowing U.S. economy, reasonable stock valuations and relatively high consumer confidence levels. Still, it was an especially volatile period with sharp corrections and equally sharp relief rallies, as the market showed nervousness about rising inflation, U.S. dollar weakness, surging oil prices, housing market slowdowns, subprime mortgage turmoil, Federal Reserve Board monetary policy direction, and heightened geopolitical tensions. Small-cap stock volatility reflected the market's varying moments of optimism and pessimism.

Stocks with smaller market capitalizations had led the U.S. market since 1999, as their earnings growth exceeded that of larger companies. Nevertheless, for the Reporting Period, small-cap stocks lagged both their mid-cap and large-cap counterparts. Small-cap stocks were especially hard hit from May through July 2006 when the markets experienced a dramatic sell-off and investor risk aversion subsequently increased. Within the small-cap sector, value stocks significantly outperformed growth stocks for the Reporting Period overall.

FUND REVIEW

During the Reporting Period, Robeco Investment Management, Inc. maintained its goal of increasing portfolio risk-taking to be consistent with the Fund's stated objectives and at the same time refining both underlying manager and hedge fund strategy diversification so that no one manager or strategy may dominate performance.

In so doing, we redeemed eight of the Fund's 26 managers and added seven managers, such that there were 25 managers at March 31, 2007. We sought managers who, in our view, have well-articulated investment processes for return generation and demonstrated abilities to manage portfolio risk exposures. We also sought managers who we believe can generate returns through security selection versus significant long market exposures. Of the managers redeemed, three were relative-value managers, four were long/short equity and one was event-driven. Each of the managers was redeemed either for negative organizational issues or for investment-related reasons. The Fund's assets continued to be invested primarily with managers focusing on smaller companies, typically less than $5 billion in capitalization. Of the 25 underlying funds in the Fund at the end of March 2007, 20 generated positive returns and five generated negative returns for the Reporting Period. Only five of the redeemed managers contributed to returns during the 12 months and, of those, four generated positive returns and one generated negative returns. The other three redeemed managers were redeemed on April 1, 2006 and thus did not contribute to returns during the Reporting Period.

 THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES
        THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

We categorized the Fund's strategies into three main components. The first is long/short equity strategies with a small-cap emphasis, where our goal is to normally allocate between 50%-75% of Fund assets. The other two are event-driven strategies and relative-value strategies with an emphasis in both components on those specific strategies correlated with small-cap returns. The non-long/short equity components are meant to enhance the Fund's risk-adjusted returns and help manage portfolio risk. Each of the three strategy components employed in the Fund generated positive absolute returns for the Reporting Period, and the gross cumulative annual returns produced by each component outperformed the Russell 2000 Index on a relative basis as well.

o EVENT-DRIVEN STRATEGIES -- Event-driven strategies are, in general, approaches that seek to anticipate certain events, such as mergers or corporate restructurings. Such funds typically employ medium-term holding periods. Event-driven strategies contributed most positively to the Fund's 12-month return, especially during the first and fourth fiscal quarters, when merger and acquisition activity was particularly robust and the underlying hedge funds reaped the benefits of a competitive bidding environment.  The  deployment  of  healthy  corporate  cash  balances  also benefited event-driven managers through dividend increases and stock repurchases during the fiscal year. Relative strength of the credit markets further boosted event-driven strategies through much of the Reporting
     Period. While each of the sub-strategies within this component produced solid positive returns, the Fund benefited most during the Reporting Period from its catalyst-driven strategies, due to both the bountiful deal environment and manager-specific positioning in European equity positions. The component's activist strategies were positive but more modest contributors, as several manager-specific positions had yet to come to fruition. On July 1, 2006, we redeemed Fir Tree Value Fund, L.P., an event-driven manager that uses a catalyst-driven strategy. Overall, we changed the Fund's allocation to these event-driven strategies from approximately 20.4% of Fund investments at the start of the Reporting Period to 16.3% at the end of the Reporting Period.

o LONG/SHORT EQUITY STRATEGIES -- Long/short equity strategies are tactical strategies whereby managers buy long undervalued positions and sell short overvalued positions. The long/short equity strategies of the Fund performed well for the Reporting Period overall. During the first fiscal quarter, long/short equity strategies were actually the worst-performing component, as stocks sold off sharply around the world with the correction centering on previously high-flying European, commodity and emerging markets. But these long/short strategies then rebounded to become the best-performing component in the next two fiscal quarters, as U.S. equity markets broadly staged a rebound from the prior months' macro-economic focused trading. Surging corporate cash flows set in motion a number of trends that benefited the underlying hedge funds. For example, during the third fiscal quarter, abundant cash flow growth resulted in moderately valued equities, provided some protection from corporate default, and created targets for private equity pools of capital. Within this component's sub-strategies, the variable exposure managers performed best, benefiting from a distinct value bias within the U.S. equity market and from geographical diversification. The long-biased managers produced positive absolute results but turned in the worst relative performance, as a pronounced sector rotation from energy and industrial stocks to consumer and technology companies made for a rather tricky year for these managers. Of those managers added during the Reporting Period, six were long-short equity managers. Apis Capital L.P., Dirigo LLC and Long Trail Partners L.P. each employ a variable exposure strategy, Clarus Capital LLC and Harvey SMidCap LP each use a long-biased strategy, and Sonar Institutional Fund L.P. employs a trading-oriented highly-hedged strategy. We added Apis Capital during the first fiscal quarter, Sonar during the second fiscal quarter, Long Trail during the third, and Dirigo, Clarus and Harvey during the fourth. We redeemed Spring Point Opportunity Partners, L.P. on April 1, 2006, a long/short equity manager with a highly-hedged strategy

 THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES
        THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

o focus. We redeemed two long/short equity managers that use a variable exposure strategy--Rosehill Japan Fund L.P. and Walker Smith Capital L.P.--during the second half of the Reporting Period. We also redeemed KBW Small Cap Financial Services, a long-biased long/short equity manager, during the fourth fiscal quarter. With these changes, the Fund's allocation to this component shifted from 65.7% at the end of March 2006 to 73.5% of Fund investments in these strategies at the end of the Reporting Period.

o RELATIVE-VALUE STRATEGIES -- Relative-value strategies are market-neutral investment strategies that seek to identify investments whose values are attractive, compared to similar securities, when risk, liquidity and return are taken into account. The relative-value strategies of the Fund produced positive absolute returns for the Reporting Period overall, but were the worst-performing component on a relative basis. During the second fiscal quarter, the combination of higher bond prices and falling commodity prices belied economic conditions, thereby creating a difficult environment for macro managers. In the last months of the fiscal year, concerns about subprime mortgages and the sell-off in Chinese equities led to a difficult February, and what is being termed "Gray Tuesday" ended with global equities posting their worst daily performance since 2002. On the positive side, healthy corporate cash balances led to a benign credit environment that saw a Moody's high-yield default rate of only 1.7% during the third fiscal quarter, the lowest level since 1996 and well below the average historical rate of 5%. A strong rally in high-yield credit ensued, benefiting the credit-oriented components of the strategy. Indeed, all told, the structured credit managers had the best performance within the relative-value component, while the macro managers generated positive returns but were the worst relative performers. We added Petra Fund L.P., a relative-value manager that focuses on structured credit, on April 1, 2006. On April 1, 2006, we also redeemed The Drake Absolute Return Fund, L.P., which uses a fixed income relative-value strategy, and Grossman Global Macro Hedge Fund, LLC, which uses a macro strategy. During the last fiscal quarter, we redeemed Cohanzick Absolute Return Partners L.P., a credit-focused relative-value manager. Overall, the Fund's allocation to relative-value strategies shifted from just over 15% of Fund assets at the start of the Reporting Period to 10.2% of Fund investments at the end of March 2007.

STRATEGY AHEAD

We remain optimistic about potential investment opportunities going forward, particularly within equities. The themes that dominated the Reporting Period appear to be ongoing, as vast pools of corporate and private equity cash collide, leading to changes in equity prices, credit spreads and volatility. Hedge funds often seek changeable environments such as this, and thus, as long as markets do not become violently volatile, we believe the coming fiscal year should continue to provide attractive prospects for the Fund's managers.

We continue to generally favor long-short equity strategies in the months ahead. Although smaller-cap stocks have recently underperformed larger-cap equities making for a more challenging environment for long/short equity strategies, we remain confident that the underlying fund managers will continue to be able to find interesting and profitable stock-specific situations. As such, we intend to maintain the Fund's portfolio emphasis on these types of strategies. The relative-value and event-driven components, while holding a lesser portion of the Fund's assets, have also contributed meaningfully to both the Fund's returns and diversification. Thus, we intend to continue to allocate assets to these components, as we believe they will provide an effective balance to the overall Fund portfolio going forward.




 THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES
        THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
CONTENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

From a capitalization perspective, valuations are comparatively more attractive currently for larger companies than for smaller-cap stocks, which may continue to affect the small-cap segment of the market's relative performance going
forward.   We  believe   that  those   underlying   hedge   funds  with   strong
fundamentally-oriented, bottom-up research processes are best positioned to capitalize on any resultant increase in small-cap equity volatility.

Overall, we believe the changes we have implemented over the Reporting Period position the portfolio well for the coming months. Going forward, we expect any changes in strategy allocation or in the number of sub-funds in the portfolio to be modest. That said, we intend, of course, to continue to monitor and assess the merits of all managers and strategies employed in the Fund. We intend to continue implementing strategies that may enhance the performance of the Fund while carefully examining current market cycles going forward.

Sincerely,

ROBECO INVESTMENT MANAGEMENT, INC.








 THE FUND COMMENCED INVESTMENT OPERATIONS ON JULY 1, 2006. THE PERFORMANCE AND PORTFOLIO HOLDINGS DISCUSSED HEREIN INCLUDE THE PAST PERFORMANCE AND PORTFOLIO
HOLDINGS OF A PREDECESSOR FUND WITH THE SAME INVESTMENT OBJECTIVE AND STRATEGIES
        THAT TRANSFERRED ALL OF ITS ASSETS TO THE FUND ON JULY 1, 2006.

               REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Members and Board of Directors of Mercantile Alternative Strategies Master Fund LLC:

We have audited the accompanying statement of assets and liabilities of Mercantile Alternative Strategies Master Fund LLC (the "Fund"), including the schedule of investments, as of March 31, 2007, and the related statements of operations, changes in members' capital, and cash flows and the financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007. These financial statements and the financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investment funds owned as of March 31, 2007 by correspondence with management and administrators of the underlying investment funds and of other investments by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercantile Alternative Strategies Master Fund LLC as of March 31, 2007, the results of its operations, the changes in its members' capital, its cash flows, and its financial highlights for the period from May 10, 2006 (date of initial seeding) through March 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 2, the financial statements include investments, valued at $53,196,893 (105% of total members' capital) as of March 31, 2007, whose value has been estimated by management in the absence of readily ascertainable market values. However, because of the inherent uncertainty of valuation, management's estimate of values may differ significantly from the values that would have been used had a ready market existed for the investments and the differences could be material.

DELOITTE & TOUCHE LLP
Chicago, Illinois
May 25, 2007

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

                  INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL
                             INVESTMENTS (UNAUDITED)

[PIE CHART OMITTED]
[Percentages are as follows:]

--------------------------------------
Long/Short - Variable Exposure  27.24%
Long/Short - Equity             21.24%
Event-Driven                    16.24%
Long/Short - Highly Hedged      12.97%
Long/Short - Long Biased        12.20%
Macro                            7.47%
Credit Trading                   2.64%
--------------------------------------


                                                                                                                % OF
INVESTMENT FUNDS*                                                       COST               VALUE          MEMBERS' CAPITAL
CREDIT TRADING
    Petra Offshore Fund, L.P.                                       $ 1,250,000         $ 1,420,110              2.80 %
                                                                    -----------         -----------            -------
             Total Credit Trading                                     1,250,000           1,420,110              2.80
EVENT-DRIVEN
    Altima Global Special Situations Fund, L.P.                       1,250,000           1,505,897              2.98
    Centaurus Alpha Fund, L.P.                                        2,000,000           2,605,304              5.14
    LC Capital Partners, L.P.                                         1,647,224           3,069,355              6.06
    Perry Partners, L.P.                                              1,200,000           1,545,077              3.05
                                                                    -----------         -----------            -------
             Total Event-Driven                                       6,097,224           8,725,633             17.23
LONG/SHORT - EQUITY
    Apis Capital, L.P.                                                2,675,000           2,898,226              5.72
    Dirigo L.L.C.                                                     2,000,000           2,030,299              4.01
    Ivory Flagship Fund, L.P.                                         2,561,790           2,785,029              5.50
    Long Trail Partners, L.P.                                         1,500,000           1,559,924              3.08
    Sonar Partners, L.P.                                              2,200,000           2,142,058              4.22
                                                                    -----------         -----------            -------
             Total Long/Short - Equity                               10,936,790          11,415,536             22.53
LONG/SHORT - HIGHLY HEDGED
    Criterion Institutional Partners, L.P.                            2,000,000           3,159,734              6.24
    Pennant Winward Fund, L.P.                                        1,600,000           2,217,290              4.38
    Triatto Partners, L.P.                                            1,500,000           1,592,328              3.14
                                                                    -----------         -----------            -------
             Total Long/Short - Highly Hedged                         5,100,000           6,969,352             13.76
LONG/SHORT - LONG BIASED
    Clarus Capital                                                    1,000,000             982,394              1.94
    Clovis Capital Partners Institutional, L.P.                       2,000,000           2,591,982              5.12
    Harvey SmidCap L.P.                                               1,000,000           1,014,871              2.00
    Rosehill Saisei Fund, L.P.                                        1,100,000           1,424,033              2.81
                                                                    -----------         -----------            -------
             Total Long/Short - Long Biased                           5,100,000           6,013,280             11.87
                                                                                                                (CONTINUED)

      The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
SCHEDULE OF INVESTMENTS
MARCH 31, 2007
--------------------------------------------------------------------------------

                                                                                                                % OF
INVESTMENT FUNDS* (CONTINUED)                                          COST               VALUE          MEMBERS' CAPITAL

LONG/SHORT - VARIABLE EXPOSURE
    Amici Qualified Associates, L.P.**                             $ 1,800,000         $ 2,182,034               4.31 %
    CCM Small Cap Value Fund, L.P.**                                 1,127,968           1,705,721               3.37
    Delta Institutional, L.P.                                        1,328,352           3,082,590               6.09
    North Run Qualified Partners, L.P.                               2,000,000           2,758,099               5.44
    Savannah-Baltimore, L.P.                                         1,800,000           2,042,837               4.03
    Tracer Capital Partners QP, L.P.                                 2,100,000           2,867,675               5.66
                                                                   ------------        ------------            -------
             Total Long/Short - Variable Exposure                   10,156,320          14,638,956              28.90
MACRO
    Bridgewater Pure Alpha Fund Trading Company, Ltd.                2,000,000           2,145,547               4.23
    Wexford Spectrum Fund, L.P.                                      1,500,000           1,868,479               3.69
                                                                   ------------        ------------            -------
             Total Macro                                             3,500,000           4,014,026               7.92
                                                                   ------------        ------------            -------
             Total Investments                                     $42,140,334         $53,196,893             105.01 %
                                                                   ===========         ===========             =======

* All investments are non-income producing.

** Fund investment segregated to cover tender offers (see Note 2 in Notes to Financial Statements).

As of March 31, 2007, the value of the Master Fund's investments by country as a percentage of members' capital is as follows:

          COUNTRY                               COST               VALUE
        British Virgin Islands - 4.24%         $ 2,000,000      $ 2,145,547
        United States - 100.77%                 40,140,334       51,051,346
                                               -----------      -----------
                                               $42,140,334      $53,196,893
                                               ===========      ===========

The aggregate cost of investments for tax purposes was expected to be similar to book cost of $42,140,334. Net unrealized appreciation on investments for tax purposes was $11,056,559 consisting of $11,132,107 of gross unrealized appreciation and $75,548 of gross unrealized depreciation.

The investments in Investment Funds shown above, representing 105.01% of members' capital, have been fair valued in accordance with procedures established by the Board of Directors.







    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2007
--------------------------------------------------------------------------------

ASSETS
Investments, at value (cost $42,140,334)                                         $53,196,893
Investment in registered investment company, at value (cost $863,851)*               863,851
Fund investments made in advance                                                   1,000,000
Receivable from fund investments sold**                                              595,988
Prepaid expenses                                                                      46,593
                                                                                 ------------
             Total assets                                                         55,703,325
                                                                                 ------------
LIABILITIES
Management fee payable                                                               338,134
Administration fee payable                                                            17,102
Directors' fees payable                                                                2,661
Notes payable for tender offers                                                    4,632,331
Line of credit fee payable                                                             7,156
Other accrued expenses                                                                46,450
                                                                                 ------------
             Total liabilities                                                     5,043,834
                                                                                 ------------
             Net assets                                                          $50,659,491
                                                                                 ============
MEMBERS' CAPITAL
Capital                                                                          $38,199,609
Accumulated net investment loss                                                     (751,322)
Accumulated net realized gain on investments                                       2,154,645
Net unrealized appreciation on investments                                        11,056,559
                                                                                 ------------
             Members' capital                                                    $50,659,491
                                                                                 ============


   *   See Note 2 in Notes to Financial Statements.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF OPERATIONS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend income                                                                $   41,989
                                                                               -----------

OPERATING EXPENSES
Management fees                                                                   508,835
Administration fees                                                                80,179
Directors' fees                                                                    58,340
Audit & tax fees                                                                   65,250
Legal fees                                                                         30,250
Line of credit fees                                                                 9,503
Printing fees                                                                       4,124
Custodian fees                                                                      3,989
Interest expense                                                                    2,099
Registration fees                                                                   1,000
Other expenses                                                                     29,742
                                                                               -----------
             Operating expenses                                                   793,311
                                                                               -----------
             Net investment loss                                                 (751,322)
                                                                               -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments                                                2,154,645
Net change in unrealized appreciation (depreciation) on investments             2,659,844
                                                                               -----------
             Net realized and unrealized gain on investments                    4,814,489
                                                                               -----------
Net increase in members' capital from operating activities                     $4,063,167
                                                                               ===========


* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CHANGES IN MEMBERS' CAPITAL
--------------------------------------------------------------------------------


FOR THE PERIOD ENDED MARCH 31, 2007*

FROM OPERATING ACTIVITIES
Net investment loss                                               $  (751,322)
Net realized gain on investments                                    2,154,645
Net change in unrealized appreciation (depreciation)
    on investments                                                  2,659,844
                                                                  ------------
             Net increase in members' capital
             from operating activities                              4,063,167
                                                                  ------------
MEMBERS' CAPITAL TRANSACTIONS
Proceeds from transfer of assets**                                 51,454,186
Proceeds from sales of Interests***                                 4,044,293
Costs of Interests repurchased                                     (8,902,155)
                                                                  ------------
             Net increase in members' capital
             from capital transactions                             46,596,324
                                                                  ------------
MEMBERS' CAPITAL
Balance at beginning of period                                              -
                                                                  ------------
Balance at end of period                                          $50,659,491
                                                                  ============

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
**   See Note 1 in Notes to Financial Statements.
***  Includes proceeds from initial seeding of the Fund





    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
STATEMENT OF CASH FLOWS
PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in members' capital from operating activities                                      $ 4,063,167
Adjustments to reconcile net increase in members' capital from operating activities to net cash used in operating activities
    Net change in unrealized appreciation on investments                                         (2,659,844)
    Net realized gain on investments                                                             (2,154,645)
    Purchases of investments                                                                     (8,925,000)
    Proceeds from the sale of investments                                                        10,947,598
    Net purchases of short-term investments                                                        (863,851)
    Increase in fund investments made in advance                                                 (1,000,000)
    Increase in receivable from investments sold                                                   (487,330)
    Decrease in dividends receivable                                                                  4,344
    Increase in prepaid expenses                                                                    (46,593)
    Increase in management fee payable                                                              338,134
    Increase in line of credit interest payable                                                       7,156
    Increase in administration fee payable                                                           17,102
    Increase in directors' fees payable                                                               2,661
    Increase in other accrued expenses                                                               46,450
                                                                                                ------------
             Net cash used in operating activities                                                 (710,651)
                                                                                                ------------

CASH FLOWS FROM FINANCING ACTIVITIES
Capital contributions                                                                             4,044,293
Capital withdrawals                                                                              (4,269,824)
                                                                                                ------------
             Net cash used in financing activities                                                 (225,531)
                                                                                                ------------
             Net decrease in cash and cash equivalents                                             (936,182)

CASH AND CASH EQUIVALENTS
Beginning of period                                                                                 936,182
                                                                                                ------------
End of period                                                                                   $         -
                                                                                                ============

SUPPLEMENTAL INFORMATION:
Interest paid on line of credit                                                                 $         -
                                                                                                ============


NON-CASH OPERATING ACTIVITIES
    Assets received from Mercantile Alternative Strategies Fund LLC (see Note 1)
      Investments, at value                                                                     $50,405,002
      Cash                                                                                          936,182
      Receivable from investments sold                                                              108,658
      Dividends receivable                                                                            4,344

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.



    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
FINANCIAL HIGHLIGHTS

PERIOD ENDED MARCH 31, 2007*
--------------------------------------------------------------------------------


Total return (1)                                            7.84 %(4)
                                                       ----------
Net assets, end of period (000's)                        $50,659
RATIOS TO AVERAGE NET ASSETS
   Net investment loss                                     (1.87)%(3)
   Net operating expenses (2)                               1.97 %(3)
                                                       ==========
Portfolio turnover rate                                    17.52 %(4)

* The Fund was seeded on May 10, 2006 and commenced investment operations on July 1, 2006.
(1) Total return is calculated for all members taken as a whole. A member's return may vary from these returns based on the timing of capital transactions. The total return is calculated for the period from July 1, 2006 (commencement of investment operations) through March 31, 2007.
(2) Does not include expenses of the Investment Funds in which the Master Fund invests. The expense ratio is calculated for all members taken as a whole. The computation of such ratios based on the amount of expenses assessed to a member's capital may vary from these ratios based on the timing of capital transactions.
(3)  Annualized.
(4)  Not annualized.






    The accompanying notes are an integral part of the financial statements.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     Mercantile Alternative Strategies Master Fund LLC (the "Master Fund") is a limited liability company organized under the laws of the state of Delaware and registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a closed-end, non-diversified, investment management company. The Master Fund was formed on August 4, 2005 with operations commencing upon the transfer of $51,454,186 (comprised of $50,405,002 of fund investments, $936,182 of cash, $108,658 of receivable from fund investments sold, and $4,344 of dividends receivable) from Mercantile Alternative Strategies Fund LLC on July 1, 2006. Unrealized appreciation of $8,396,715 was included in the transfer. The Master Fund is a "master" fund within a "master-feeder" structure. Within this structure, one or more feeder funds invest all or substantially all of their investable assets in a master fund. The feeder funds' investment objectives are substantially the same as those of the Master Fund.

     The Master Fund's investment objective is to seek attractive risk-adjusted rates of return with a risk profile that is significantly lower than that of traditional "long only" small-capitalization market exposure principally by investing in investment vehicles, typically referred to as hedge funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") who employ a variety of alternative investment strategies with a small-capitalization focus. In order to effectuate this strategy, the Master Fund will invest principally in Investment Funds whose investments have a median market capitalization of $5 billion or less. Alternative investment strategies allow the Investment Managers the flexibility to leverage, sell short and hedge positions to take advantage of perceived inefficiencies across the global capital markets, and are referred to as "alternative investment strategies" in contrast to the investment programs of "traditional" registered investment companies, such as mutual funds.

     The Master Fund's Board of Directors (the "Board") has overall responsibility to manage and control the business operations of the Master Fund on behalf of the members. At least a majority of the Board consists of persons who are not "interested persons" (as defined in the 1940 Act).

     Mercantile Capital Advisors, Inc. (the "Manager") is the investment manager of the Master Fund and oversees the management of the day-to-day operations of the Master Fund under the supervision of the Master Fund's Board. The Manager is registered as an investment adviser under the Advisers Act of 1940 (the "Advisers Act") and is a corporation formed under the laws of the State of Maryland. The Manager is a wholly-owned subsidiary of Mercantile-Safe Deposit and Trust Company ("MSD&T"), which, in turn, was wholly-owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). As a result of the Merger, the Manager is now indirectly wholly owned by PNC, a financial holding company. The acquisition by PNC of the indirect controlling interest in the Manager resulted in an "assignment," as that term is defined in the 1940 Act, of the prior investment management agreement which automatically terminated in accordance with its terms. The Manager is currently serving as the investment manager pursuant to and interim investment management agreement effective March 2, 2007 and continue to serve in such capacity (unless sooner terminated) until members of the feeder funds either approve or disapprove new investment management agreements or July 29, 2007, whichever is sooner

     The Manager has delegated its responsibilities for formulating a continuing investment program for the Master Fund and investment decisions regarding the purchases and withdrawals of interests in the Investment Funds to Robeco Investment Management, Inc. (formerly, Robeco-Sage Capital Management, LLC) (the "Adviser"). The Adviser is registered as an investment adviser under the Advisers Act.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     Generally, initial and additional subscriptions for limited liability company interests ("Interests") by eligible members may be accepted at such times as the Master Fund may determine. The Master Fund reserves the right to reject any subscriptions for Interests in the Master Fund. The Master Fund from time to time may offer to repurchase outstanding Interests pursuant to written tenders by members. These repurchases will be made at such times and on such terms as may be determined by the Board, in its complete and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Master Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The following is a summary of the significant accounting policies followed by the Master Fund:

     A.   PORTFOLIO VALUATION
          The net asset value of the Master Fund is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.

          The net asset value of the Master Fund equals the value of the Master Fund's assets less the Master Fund's liabilities, including accrued fees and expenses. The Master Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically. The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, the fair value of investments in Investment Funds, as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with each Investment Fund's valuation policies and reported at the time of the Master Fund's valuation. As a general matter, the fair value of the Master Fund's interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund's ownership interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable. In the event that an Investment Fund does not report a month-end value to the Master Fund on a timely basis or the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund's interests in the Investment Fund, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time.

          Considerable judgment is required to interpret the factors used to develop estimates of fair value. Accordingly, the estimates may not be indicative of the amounts the Master Fund could realize in a current market exchange and the differences could be material to the financial statements. The use of different factors or estimation methodologies could have a significant effect on the estimated fair value. The values assigned to these investments are based on available information and do not necessarily represent amounts that might ultimately be realized, as such amounts depend on future circumstances and cannot reasonably be determined until the individual investments are actually liquidated.

     B.   INCOME RECOGNITION AND SECURITY TRANSACTIONS
          Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis. Investments are recorded on the effective date of the subscription in the Investment Fund.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

          Distributions from Investment Funds, if any, will be classified as investment income or realized gains in the Statement of Operations, or alternatively, as a decrease to the cost of the investments based on the U.S. income tax characteristics of the distribution if such information is available. In cases where the tax characteristics of a distribution from an Investment Fund are not available, such distribution will be classified as investment income.

     C.   FUND EXPENSES
          The Master Fund bears all expenses incurred in its business. The expenses of the Master Fund include, but are not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Master Fund's net asset value; costs of insurance; registration expenses; expenses of meetings of the Board and members; all costs with respect to communications to members; and other types of expenses as may be approved from time to time by the Board.

          The managers of the Investment Funds in which the Master Fund invests also receive fees for their services. These fees include management fees based upon the net asset value of the Master Fund's investment and an incentive or performance fee based upon the Master Fund's share of net profits in the Investment Fund. For the period ended March 31, 2007, fees for these services ranged from 1% to 2% annually for management fees and were 20% annually for the performance or incentive allocations.

          The Master Fund's initial organizational expenses including costs incurred with the initial offering of the Master Fund, were paid by the Manager.

     D.   INCOME TAXES
          The Master Fund intends to operate and has elected to be treated as a partnership for Federal income tax purposes. Each member is individually responsible for the tax liability or benefit relating to their distributive share of taxable income or loss. Accordingly, no provision for Federal income taxes is reflected in the accompanying financial statements.

          On behalf of non-U.S. Members, the Master Fund withholds and pays taxes on U.S. source income allocated from Investment Funds.

     E.   INVESTMENT IN REGISTERED INVESTMENT COMPANY
          Investment in registered investment company consists of an investment in SEI Daily Income Trust Money Market Fund. The investment is utilized for cash management purposes. At March 31, 2007 this investment consisted of 863,851 shares which amounted to 1.7% of net assets.

     F.   SEGREGATED INVESTMENTS
          Certain investments have been segregated to finance the repurchase on Interests from tender offers.

     G.   CAPITAL ACCOUNTS
          Net profits or net losses of the Master Fund for each month will be allocated to the capital accounts of members as of the last day of each month in accordance with members' respective investment percentages of the Master Fund. Net profits or net losses will be measured as the net change in the value of the net assets of the Master Fund during a fiscal period, before giving effect to any repurchases of interest in the Master Fund, and excluding the amount of any items to be allocated to the capital accounts of the members of the Master Fund, other than in accordance with the members' respective investment percentages.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     H.   USE OF ESTIMATES
          The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Manager to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. The Manager believes that the estimates utilized in preparing the Master Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     A.   MANAGEMENT FEE
          The Master Fund pays the Manager a quarterly management fee at the annual rate of 1.25% of the net asset value of the Master Fund as of the last day of the quarter including assets attributable to the Manager and before giving effect to any repurchases by the Master Fund. The Manager pays the Adviser half of the management fees earned from the Master Fund. Under the interim investment management agreement, the management fees earned by the Manager for services provided during March 2, 2007 to March 31, 2007 are being held in an interest bearing escrow account. If a majority of the feeder funds' outstanding voting securities approve the new investment management agreement, then the amount in the escrow account for the Fund (including any interest earned) will be paid to the Manager. If a majority of the feeder funds' outstanding voting securities do not approve the new investment management agreements, then the Manager will be paid, out of the escrow account, the lesser of (i) any costs incurred in performing the management services (plus interest earned on that amount while in escrow); or (ii) the total amount in the escrow account (plus interest earned). Any remaining amounts in the escrow account will be returned to the Fund.

     B.   ADMINISTRATION AND OTHER FEES
          The Master Fund has also retained the Manager to serve as the administrator and pays the Manager an administration fee. The Manager has retained SEI Investments Global Fund Services ("SEI") to serve as sub-administrator whereby SEI provides administrative and accounting, and investor services as well as serves in the capacity of transfer and distribution disbursing agent for the Master Fund. As compensation for services provided, the Manager pays SEI a fee pursuant to a written agreement between the Manager and SEI.

          SEI Private Trust Company serves as custodian for the Master Fund's assets.

     C.   BOARD FEES
          Each Board member receives an annual retainer of $6,500 plus a fee for each meeting attended. The chairman of the Board also receives an additional annual fee of $3,333. The Master Fund also reimburses the Board members for all reasonable out of pocket expenses. Total amounts incurred related to Board meetings by the Master Fund for the period ended March 31, 2007 were $58,340.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

4.   CONCENTRATION OF RISK

     The Master Fund invests primarily in Investment Funds that are not registered under the 1940 Act and invest in and actively trade securities and other financial instruments using different strategies and investment techniques, including leverage, which may involve significant risks. These Investment Funds may invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Investment Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility of the Investment Funds' net asset value.

     Various risks are also associated with an investment in the Master Fund, including risks relating to the multi-manager structure of the Master Fund, risks relating to compensation arrangements and risks relating to limited liquidity.

5.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and interest rate, credit default and total return equity swaps contracts. The Master Fund's risk of loss in these Investment Funds is limited to the value of these investments reported by the Master Fund. The Master Fund itself does not invest directly in securities with off-balance sheet risk.

6.   GUARANTOR OBLIGATIONS AND INDEMNIFICATIONS

     In the normal course of business the Master Fund enters into contracts that contain a variety of warranties and representations, which provide general indemnifications. The Master Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund expects the risk of loss to be remote.

7.   INVESTMENT TRANSACTIONS

     For the period ended March 31, 2007, the aggregate purchases and sales of investments (excluding short-term securities) were $8,925,000 and $10,947,598, respectively.

8.   TENDER OFFERS

     On August 25, 2006, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to 5% of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at December 31, 2006. Tenders with a value in the amount of $2,648,661 were received and accepted by the Master Fund from members. Members received a payment of $2,648,661 on January 31, 2007.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
NOTES TO FINANCIAL STATEMENTS
PERIOD ENDED MARCH 31, 2007
--------------------------------------------------------------------------------

     On November 27, 2006, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $2.6 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at March 30, 2007. Tenders with a value in the amount of $2,500,000 were received and accepted by the Master Fund from members. Members received a payment of $2,500,000 on April 30, 2007.

     On February 27, 2007, the Master Fund offered to purchase in cash an amount of Interests or portions of Interest up to $4.1 million of the net assets of the Master Fund tendered by members of the Master Fund at a price equal to the net asset value at June 29, 2007. Tenders with an estimated value in the amount of $2,132,331 were received and accepted by the Master Fund from members. A Promissory Note has been issued by the Master Fund entitling the members to a payment within 30 days after June 29, 2007.

9.   LINE OF CREDIT

     The Master Fund has a line of credit with Boston Private Bank & Trust Company. The Master Fund will pay a facility fee to Boston Private Bank & Trust Company equal to one quarter of one percent of the amount of the facility. For the period ended March 31, 2007, the Master Fund had average borrowings of $1,015,000 over an average period of 15 days at an interest rate of 9.25%. As of March 31, 2007 there were no borrowings outstanding.

10.  NEW ACCOUNTING PRONOUNCEMENTS

     In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB interpretation 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006. At adoption, companies must adjust their financial statements to reflect only those tax positions that are more-likely-than-not to be sustained as of the adoption date. As of March 31, 2007, the Master Fund has not evaluated the impact that will result from adopting FIN 48.

     In September 2006, FASB issued Statement on Financial Accounting Standards
     (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of March 31, 2007, the Master Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
LIQUIDITY OF INVESTMENT FUNDS (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

The Investment Funds provide for periodic redemptions ranging from monthly to annually with lock up provisions of up to one year from initial investment.

INVESTMENT FUNDS                                                     LIQUIDITY
    Altima Global Special Situations Fund, L.P.                      Quarterly
    Amici Qualified Associates, L.P.                                 Quarterly
    Apis Capital, L.P.                                               Quarterly
    Bridgewater Pure Alpha Fund Trading Company, Ltd.                 Monthly
    CCM Small Cap Value Fund, L.P.                                   Quarterly
    Centaurus Alpha Fund, L.P.                                        Monthly
    Clarus Capital                                                   Quarterly
    Clovis Capital Partners Institutional, L.P.                      Quarterly
    Criterion Institutional Partners, L.P.                           Quarterly
    Delta Institutional, L.P.                                        Quarterly
    Dirigo L.L.C.                                                    Quarterly
    Ivory Flagship Fund, L.P.                                        Quarterly
    Harvey SmidCap, L.P.                                             Quarterly
    LC Capital Partners, L.P.                                        Quarterly
    Long Trail Partners, L.P.                                        Quarterly
    North Run Qualified Partners, L.P.                               Quarterly
    Pennant Winward Fund, L.P.                                       Quarterly
    Perry Partners, L.P.                                             Annually
    Petra Offshore Fund, L.P.                                        Quarterly
    Rosehill Saisei Fund, L.P.                                       Annually
    Savannah-Baltimore, L.P.                                         Quarterly
    Sonar Partners, L.P.                                             Quarterly
    Tracer Capital Partners QP, L.P.                                 Quarterly
    Triatto Partners, L.P.                                            Monthly
    Wexford Spectrum Fund, L.P.                                      Quarterly

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

The business and affairs of the Fund are managed under the general supervision of the Board in accordance with the laws of the state of Delaware and the Fund's Limited Liability Company Agreement. Information pertaining to the Directors and officers of the Fund is set forth below. Directors who are deemed to be "interested persons" (as defined in the 1940 Act) of the Fund are referred to as "Interested Directors." Each Director serves for an indefinite term until either
(1) the date that his or her successor in office becomes effective, or (2) the date that he or she resigns or, his or her term as a Director is terminated in accordance with the Fund's Limited Liability Agreement. Directors who are not deemed to be "interested persons" of the Fund are referred to as "Independent Directors." The address of each Director and officer is c/o Mercantile Alternative Strategies Master Fund LLC, Two Hopkins Plaza, Baltimore, Maryland 21201.

INDEPENDENT DIRECTORS

----------------------- -------------- -------------- --------------------------- ---------------------------------------------
NAME AND AGE            POSITION(S)    LENGTH OF      PRINCIPAL OCCUPATION(S)     OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME SERVED    DURING PAST 5 YEARS
                        FUND
----------------------- -------------- -------------- --------------------------- ---------------------------------------------
L. White                Director       Since 2003     Retired since 2001;         Mercantile Alternative Strategies Fund LLC,
Matthews, III                                         Chairman, Ceridian          Mercantile Alternative Strategies Fund for
Age: 61                                               Corporation, 2006 to        Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                      present; Director,          Mercantile Long-Short Manager Master Fund
                                                      Executive Vice President    LLC, Mercantile Long-Short Manager Fund
                                                      and Chief Financial         LLC, Mercantile Long-Short Manager Fund LLC
                                                      Officer, Ecolab, Inc.       for Tax-Exempt/Deferred Investors (TEDI)
                                                      (cleaning products and      LLC, Mercantile Absolute Return Fund LLC,
                                                      services) 1999 to 2001.     Mercantile Absolute Return Master Fund LLC,
                                                                                  Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.;  Matrixx
                                                                                  Initiatives, Inc. pharmaceuticals); Imation
                                                                                  Corp. (data storage products).
----------------------- -------------- -------------- --------------------------- ---------------------------------------------
Edward D.               Director       Since 2002     Dean and Chief Executive    Mercantile Alternative Strategies Fund LLC,
Miller                                                Officer, Johns Hopkins      Mercantile Alternative Strategies Fund for
Age: 64                                               Medicine, January 1997 to   Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                      present.                    Mercantile Long-Short Manager Master Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund LLC
                                                                                  for Tax-Exempt/Deferred Investors (TEDI)
                                                                                  LLC, Mercantile Absolute Return Fund LLC,
                                                                                  Mercantile Absolute Return Master Fund LLC,
                                                                                  Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.; Bradmer
                                                                                  Pharmaceuticals Inc. (pharmaceuticals).
----------------------- -------------- -------------- --------------------------- ---------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

----------------------- -------------- -------------- --------------------------- ---------------------------------------------
John R. Murphy          Director and   Since 2002     Vice Chairman, National     Mercantile Alternative Strategies Fund LLC,
Age: 73                 Chairman of                   Geographic Society, March   Mercantile Alternative Strategies Fund for
                        the Board                     1998 to present.            Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                                                  Mercantile Long-Short Manager Master Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund LLC
                                                                                  for Tax-Exempt/Deferred Investors (TEDI)
                                                                                  LLC, Mercantile Absolute Return Fund LLC,
                                                                                  Mercantile Absolute Return Master Fund LLC,
                                                                                  Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.; Omnicom Group, Inc.
                                                                                  (media and marketing services); Sirsi Dynix
                                                                                  (technology).
----------------------- -------------- -------------- --------------------------- ---------------------------------------------
Thomas L.               Director       Since 2005     Retired since August        Mercantile Alternative Strategies Fund LLC,
Owsley                                                2004; President, Chief      Mercantile Alternative Strategies Fund for
Age: 66                                               Executive Officer and       Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                      Chief Operating Officer,    Mercantile Long-Short Manager Master Fund
                                                      Crown Central Petroleum     LLC, Mercantile Long-Short Manager Fund
                                                      Corporation 2003 to         LLC, Mercantile Long-Short Manager Fund LLC
                                                      August 2004: Senior Vice    for Tax-Exempt/Deferred Investors (TEDI)
                                                      President, General          LLC, Mercantile Absolute Return Fund LLC,
                                                      Counsel and Corporate       Mercantile Absolute Return Master Fund LLC,
                                                      Secretary 2001 to 2003.     Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.
----------------------- -------------- -------------- --------------------------- ---------------------------------------------
George R.               Director       Since 2002     President, U.S.-Japan       Mercantile Alternative Strategies Fund LLC,
Packard, III                                          Foundation, July 1998 to    Mercantile Alternative Strategies Fund for
Age: 75                                               present.                    Tax-Exempt/Deferred Investors (TEDI) LLC,
                                                                                  Mercantile Long-Short Manager Master Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund
                                                                                  LLC, Mercantile Long-Short Manager Fund LLC
                                                                                  for Tax-Exempt/Deferred Investors (TEDI)
                                                                                  LLC, Mercantile Absolute Return Fund LLC,
                                                                                  Mercantile Absolute Return Master Fund LLC,
                                                                                  Mercantile Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.
----------------------- -------------- -------------- --------------------------- ---------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

INTERESTED DIRECTOR

----------------------- -------------- -------------- --------------------------- ---------------------------------------------
NAME AND AGE            POSITION       LENGTH OF      PRINCIPAL OCCUPATION        OTHER DIRECTORSHIPS HELD BY DIRECTOR
                        HELD WITH      TIME SERVED    DURING PAST 5 YEARS
                        FUND
----------------------- -------------- -------------- --------------------------- --------------------------------------------
Decatur H.              Director       Since 2002     Retired.                    Mercantile Alternative Strategies Fund
Miller (1)                                                                        LLC, Mercantile Alternative Strategies
Age: 74                                                                           Fund for Tax-Exempt/Deferred Investors
                                                                                  (TEDI) LLC, Mercantile Long-Short Manager
                                                                                  Master Fund LLC, Mercantile Long-Short
                                                                                  Manager Fund LLC, Mercantile Long-Short
                                                                                  Manager Fund LLC for Tax-Exempt/Deferred
                                                                                  Investors (TEDI) LLC, Mercantile Absolute
                                                                                  Return Fund LLC, Mercantile Absolute
                                                                                  Return Master Fund LLC, Mercantile
                                                                                  Absolute Return Fund for
                                                                                  Tax-Exempt/Deferred Investors (TEDI) LLC;
                                                                                  Mercantile Funds, Inc.
----------------------- -------------- -------------- --------------------------- --------------------------------------------

(1) Mr. Miller is an "interested person" of the Fund because he is a co-trustee of a trust for which MSD&T, the parent company of MCA, is also a co-trustee.

OFFICERS OF THE FUND
Officers are elected by the Directors and hold office until they resign, are removed or are otherwise disqualified to serve. The following table sets forth certain information about the Fund's officers who are not Directors.

--------------------- --------------------- ----------- ----------------------------------------------------------------------
                                              LENGTH
                           POSITION HELD      OF TIME                      PRINCIPAL OCCUPATION(S)
NAME AND AGE                 WITH FUND        SERVED                         DURING PAST 5 YEARS
--------------------- --------------------- ----------- ----------------------------------------------------------------------
Kevin A. McCreadie          President         Since     Executive Vice President of the Fund from 2003 to March 2004,
Age: 46                                       2004      President, MCA since 2004; Chief Investment Officer, PNC Wealth
                                                        Management since 2007; Chief Investment Officer, MCA and MSD&T since 2002; Partner, Brown Investment Advisory & Trust Company
                                                        from 1999 to 2002.
--------------------- --------------------- ----------- ----------------------------------------------------------------------
David L. Meyer              Vice President  Since 2006  Executive Vice President and Chief Operating Officer, Investment
Age: 50                                                 and Wealth Management, MSD&T since 2002; Deputy Chief Operating
                                                        Officer of PNC Wealth Management since 2007; Senior Vice
                                                        President and Chief Operating, MCA since 2002; Chairman of Board of Mercantile Brokerage Services, Inc. 2002; Managing Director of
                                                        JPMorgan 1994 to 2002.
-------------------- ---------------------- ----------- ----------------------------------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
DIRECTORS AND OFFICERS OF THE FUND (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------


--------------------- --------------------- ----------- -------------------------------------------------------------------
                                              LENGTH
                           POSITION HELD      OF TIME                      PRINCIPAL OCCUPATION(S)
NAME AND AGE                 WITH FUND        SERVED                         DURING PAST 5 YEARS
--------------------- --------------------- ----------- -------------------------------------------------------------------
Edward J. Veilleux          Assistant Vice  Since 2004   President, EJV Financial Services (consulting) since 2002;
Age: 63                     President and                Director, Senior Vice President, Old Mutual Advisor Funds II
                            Chief                        since 2005; Vice President, Swiss Helvetia Fund since 1987; Vice
                            Compliance                   President, Hilliard Lyons Government Fund since 2004; Vice
                            Officer                      President, ISI Funds since 1986; Chief Compliance Officer,
                                                         Victory Funds since 2005;  Deutsche Asset Management ("DeAM")
                                                         from 1987 to 2002.
--------------------- --------------------- ----------- -------------------------------------------------------------------
Michael D. Daniels          Treasurer       Since 2006   Senior Vice President, MSD&T and MCA since 2006; Vice President,
Age: 39                                                  Calamos Asset Management from 2004 to 2006; Vice President,
                                                         JPMorgan from 2002 to 2004.
--------------------- --------------------- ----------- -------------------------------------------------------------------
Jennifer E. Vollmer         Secretary       Since 2002   Vice President, MCA and MSD&T since 2001; Associate, DeAM from
Age: 35                                                  1999 to 2001.
--------------------- --------------------- ----------- -------------------------------------------------------------------
Savonne L. Ferguson         Assistant       Since 2004   Assistant Vice President, MCA and MSD&T since 2002; DeAM
Age: 33                     Secretary                    Associate (2002) from 1999 to 2002.
--------------------- --------------------- ----------- -------------------------------------------------------------------

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

Prior to March 2, 2007, the Manager served as the investment manager to the Master Fund pursuant to an investment management agreement between the Manager and the Master Fund (the "Prior Investment Management Agreement"). The Manager was indirectly wholly owned by Mercantile Bankshares Corporation ("Mercantile Bankshares"). On March 2, 2007, Mercantile Bankshares merged into and with The PNC Financial Services Group, Inc. ("PNC"). The foregoing is referred to as the "Merger." The Merger resulted in an "assignment," as that term is defined in the 1940 Act, of the Prior Investment Management Agreement, and as a result, the Prior Investment Management Agreement automatically terminated in accordance with its terms.

At a regular meeting held on February 15, 2007, the Directors of the Master Fund, including all of the Directors who are not "interested persons" (as such term is defined in Section 2(a)(19) of the 1940 Act), met in person and voted to approve an interim investment management agreement between the Master Fund and the Manager (the "Interim Investment Management Agreement") in order for the Manager to continue to serve as the investment manager in the event that the Merger occurred.

In reaching their decision to approve the Interim Investment Management Agreement, the Directors met with senior personnel of the Manager and PNC to discuss the general terms of the proposed merger transaction, the general corporate structure of PNC, the Manger's views on the proposed merger transaction, and PNC's general plans for operating the Manager as part of its asset management business.

In the course of their review, the Directors with the assistance of independent counsel, considered their legal responsibilities, reviewed materials received from the Manager and considered the presentations made by PNC and the Manager. The Directors also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the Interim Investment Management Agreement. The Directors also discussed the proposed approval with counsels in an executive session, at which no representatives of the Manager or PNC were present. In their deliberations, the Directors did not identify any particular information that was all-important or controlling, and each Director may have attributed different weights to the various factors. The Directors considered whether the approval would be in the best interests of the Master Fund and its members, and took into account that the Interim Investment Management Agreement was identical in all material respects to the Prior Investment Management agreement; that the advisory fees earned would be held in escrow pending approval of a new investment management agreement; that the material terms of the acquisition that would impact the Master Fund or the Manager, including PNC's stated intentions regarding the extent of integration of the Manager into the PNC organization; plans to retain key personnel of the Manager; any contemplated changes to the structure of the Master Fund or its Directors, officers, service providers, distribution channels or other operational matters; that the Master Fund would not bear any expenses related to the acquisition, including expenses related to the proxy statement; and that the independence of the Master Fund's registered public accounting firm would not be compromised by the acquisition.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
BOARD APPROVAL OF INTERIM INVESTMENT MANAGEMENT AGREEMENT (UNAUDITED)
MARCH 31, 2007
--------------------------------------------------------------------------------

With respect to the nature, extent and quality of investment management services to be provided by the Manager under the Interim Investment Management Agreement, the Directors considered the stated intentions of PNC and the Manager to retain key personnel of the Manager and noted that, pursuant to the authority given to it under the Interim Investment Management Agreement, the Manager would continue to retain the services of Robeco Investment Management, Inc. to act as investment adviser to the Master Fund, as it did under the Prior Investment Management Agreement. Based on this review, the Directors concluded that Mercantile had the capabilities, resources and personnel necessary to act as the investment manager.

The Directors also reviewed the annualized returns of the feeder funds to the Master Fund for the calendar year-to-date, three-year and since inception periods ended December 31, 2006 in comparison to relevant market indices and standard deviation (which reflects the overall risk of the portfolio). The comparative information showed that the feeder funds underperformed the HFRX Equity Hedge Index for the year ended December 31, 2006, but outperformed the three-year and since inception periods. The Directors concluded that the overall performance was satisfactory. In addition to the performance information received by the Directors at the meeting, the Directors routinely receive detailed performance information at other regular Board meetings.

Based on their evaluation of all material factors, including those described above, the Directors concluded that the terms of the Interim Investment Management Agreement were reasonable and fair and that the approval of the Interim Investment Management Agreement was in the best interests of the Master Fund and its members.

MERCANTILE ALTERNATIVE STRATEGIES MASTER FUND LLC
OTHER INFORMATION (UNAUDITED)
MARCH 31, 2007
-------------------------------------------------------------------------------

PORTFOLIO HOLDINGS DISCLOSURE

The Master Fund will file its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Master Fund's Forms N-Q will be available on the Commission's web site at HTTP://WWW.SEC.GOV, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Master Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available
(i) without charge, upon request, by calling 1-800-239-0418; and (ii) on the Commission's website at HTTP://WWW.SEC.GOV.

INVESTMENT MANAGER AND ADMINISTRATOR
Mercantile Capital Advisors, Inc.
Two Hopkins Plaza
Baltimore, Maryland  21201

INVESTMENT ADVISER
Robeco Investment Management
909 Third Avenue
New York, NY 10022

SUB-ADMINISTRATOR
SEI Investments Global Fund Services
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL
Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

ITEM 2.   CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The principal financial officer is also the principal accounting officer.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is Mr. L. White Matthews, III. Mr.
L. White Matthews, III is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by Deloitte & Touche, LLP ("D&T") related to the registrant.

D&T billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended March 31, 2007 and March 21, 2006 are set forth in the table below


------------------ ----------------------------------------------------- -----------------------------------------------------
                                           2007                                                   2006
------------------ ----------------------------------------------------- -----------------------------------------------------
                   All fees and      All fees and      All other fees    All fees and      All fees and      All other fees
                   services to the   services to       and services to   services to the   services to       and services to
                   Trust that were   service           service           Trust that were   service           service
                   pre-approved      affiliates that   affiliates that   pre-approved      affiliates that   affiliates that
                                     were              did not require                     were              did not require
                                     pre-approved      pre-approval                        pre-approved      pre-approval
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(a)     Audit          $16,000             N/A               N/A             $43,333             N/A               N/A
        Fees(1)

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(b)     Audit-           N/A               N/A               N/A               N/A               N/A               N/A
        Related
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(c)     Tax            $15,750             N/A               N/A             $35,000             N/A               N/A
        Fees

------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------
(d)     All              N/A               N/A               N/A               N/A               N/A               N/A
        Other
        Fees
------- ---------- ----------------- ----------------- ----------------- ----------------- ----------------- -----------------

Notes:

     (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

  (e)(1) The master fund's Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the registrant its investment manager (other than its sub-adviser) or any entity controlling, controlled by, or under common control with the investment manager ("adviser affiliate"). Prior to the commencement of any audit or non-audit services to the registrant, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

 (e)(2) During the registrant's last two fiscal years, there were no waivers of the requirement that non-audit services provided to the registrant or any adviser affiliate be pre-approved.

(f)       Not Applicable.

(g) The aggregate non-audit fees and services billed by D&T for the last two fiscal years were $15,750 and $35,000, respectively.

(h)       Not Applicable.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

The schedule of investments is included as part of the report to members filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The registrant does not invest in voting securities. The registrant is a feeder fund that invests substantially all of its assets in a master fund which has the same investment objective as the registrant. Pursuant to the requirements of the Investment Company Act of 1940, as amended, applicable to master-feeder fund arrangements, the registrant's voting rights with respect to the master fund will pass down to the registrant's own members.

ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

The registrant is a feeder fund that invests substantially all of its assets in a master fund which has the same investment objective as the master fund. The investment advisory services are provided to the master fund. As such, the following information pertains to the portfolio managers of the master fund's investment portfolio:


(a)(1) Effective January 1, 2007, Robeco Investment Management, Inc. (the "Adviser"), a corporation, is the investment adviser of the registrant. Prior to January 1, 2007, Robeco-Sage Capital Management L.L.C. d/b/a Sage Capital Management, served as investment adviser of the master fund. As a result of an internal restructuring effective January 1, 2007, Robeco-Sage Capital Management L.L.C. merged into Robeco Investment Management, Inc. The Adviser is a wholly-owned subsidiary of Robeco Groep, N.V. The Adviser's offices are located at 909 Third Avenue, New York, NY 10022.

The day-to-day management of the master fund's portfolio is the responsibility of Paul S. Platkin, the Chief Investment Officer of the Robeco-Sage division of the Adviser, and Michael Murphy, the Director of Research of the Robeco-Sage division of the Adviser. Investment decisions for the Master Fund are made with the oversight of the Adviser's Investment Committee, comprised of Michael Abbott, the Chief Executive Officer of the Robeco-Safe division of the Adviser, Mr. Platkin, and Mr. Murphy.

     MICHAEL ABBOTT, Chief Executive Officer and Managing Director of the Robeco-Sage division of the Adviser (joined Robeco January 1, 2007). Mr. Abbott spent six years with Goldman Sachs in various leadership roles for the Goldman Sachs' convertibles and structured products groups before leaving in 2002 to found Elysium Capital Group, a macro discretionary hedge fund specializing in foreign exchange. His experience also includes positions with O'Connor Partners and Swiss Bank Corporation where he had leadership roles in developing business in equity and equity-linked capital markets, and syndicate and corporate derivatives. A native of London, Mr. Abbott holds a Bachelor of Laws from Kings College

London University, and spent the early part of his career as a member of the London Metropolitan Police force. Mr. Abbott is a member of the Investment Committee, which is responsible for choosing investment managers based on overall portfolio fit.

     PAUL S. PLATKIN, CFA, Chief Investment Officer and Managing Director of the Robeco-Sage division of the Adviser, joined Robeco-Sage Capital Management, L.L.C. in 2003 as its Chief Investment Officer after spending 9 years at General Motors Corporation, most recently as General Director of the Absolute Return Strategies Unit of GM Asset Management. Prior to that, he was a Director and Portfolio Manager at GM Asset Management. Additional affiliations include three years as an investment banking associate at EFC Group and three years as a staff consultant at Arthur Andersen & Co. Mr. Platkin holds a BSBA from Georgetown University and an MBA in Finance/International Business from Columbia University.Mr. Platkin is a member of the Investment Committee. Mr. Platkin also oversees the on-site due diligence, monitoring of investment managers and portfolio construction.

     MICHAEL MURPHY, CFA, Director of Research and Managing Director of the Robeco-Sage division of the Adviser, joined Robeco-Sage Capital Management, L.L.C. in 2004 and is responsible for managing the Robeco-Sage division's investment research process. Prior to joining Robeco-Sage Capital Management, L.L.C., he was Head of Asset Management and Research at Norfolk Markets, LLC, a boutique investment firm, for two years, and prior to that spent two years as a Senior Alternative Investment Analyst at HSBC in New York. Mr. Murphy began his investment career with Lehman Brothers Inc. working with offshore mutual funds and developing the firm's first fund of funds products. He received a B.S. in Business Administration magna cum laude from Northeastern University. He is a member of the New York Society of Securities Analysts and the CFA Institute. Mr. Murphy is a member of the Investment Committee. Mr. Murphy acts as a senior analyst and has responsibilities for on-site due diligence, monitoring of investment managers and portfolio construction.

(a)(2) The following table sets forth information about funds and accounts other than the master fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2007.


                                       REGISTERED INVESTMENT        POOLED INVESTMENT VEHICLES
                                      COMPANIES MANAGED BY THE               MANAGED                OTHER ACCOUNTS MANAGED
                                         PORTFOLIO MANAGER           BY THE PORTFOLIO MANAGER      BY THE PORTFOLIO MANAGER
NAME OF FUND'S PORTFOLIO              ------------------------      --------------------------     ------------------------
MANAGER                               NUMBER      TOTAL ASSETS      NUMBER       TOTAL ASSETS       NUMBER     TOTAL ASSETS
-------                               ------      ------------      ------       ------------       ------     ------------

Paul S. Platkin                          3       $189,493,000         9         $2,005,430,000        0            N/A

Michael Murphy                           3       $189,493,000         9         $2,005,430,000        0            N/A

Michael Abbott*                          3       $189,493,000         9         $2,005,430,000       N/A           N/A

                                                                  POOLED INVESTMENT VEHICLES              OTHER ACCOUNTS
                          REGISTERED INVESTMENT COMPANIES               MANAGED BY THE               MANAGED BY THE PORTFOLIO
                          MANAGED BY THE PORTFOLIO MANAGER            PORTFOLIO MANAGER                      MANAGER
                        -----------------------------------   ----------------------------------  ------------------------------
                                                                                                                  TOTAL ASSETS
                          NUMBER WITH     TOTAL ASSETS WITH    NUMBER WITH    TOTAL ASSETS WITH    NUMBER WITH        WITH
NAME OF FUND'S            PERFORMANCE-       PERFORMANCE-      PERFORMANCE-     PERFORMANCE       PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER          BASED FEES        BASED FEES         BASED FEES       BASED FEES         BASED FEES     BASED FEES
-----------------          ----------        ----------         ----------       ----------         ----------     ----------

Paul S. Platkin                0                 N/A                4            $620,146,000           0              N/A

                                                                  POOLED INVESTMENT VEHICLES              OTHER ACCOUNTS
                          REGISTERED INVESTMENT COMPANIES               MANAGED BY THE               MANAGED BY THE PORTFOLIO
                          MANAGED BY THE PORTFOLIO MANAGER            PORTFOLIO MANAGER                      MANAGER
                        -----------------------------------   ----------------------------------  ------------------------------
                                                                                                                  TOTAL ASSETS
                          NUMBER WITH     TOTAL ASSETS WITH    NUMBER WITH    TOTAL ASSETS WITH    NUMBER WITH        WITH
NAME OF FUND'S            PERFORMANCE-       PERFORMANCE-      PERFORMANCE-     PERFORMANCE       PERFORMANCE-    PERFORMANCE-
PORTFOLIO MANAGER          BASED FEES        BASED FEES         BASED FEES       BASED FEES         BASED FEES     BASED FEES
-----------------          ----------        ----------         ----------       ----------         ----------     ----------


Michael Murphy                 0                 N/A                4            $620,146,000           0              N/A

Michael Abbott*                0                 N/A                4            $620,146,000           0              N/A

* Michael Abbott joined the Adviser on January 1, 2007.

     Investment decisions at the Adviser are made by the Investment Committee. A consensus must be reached before an investment decision is made. The committee holds regular meetings to discuss the investment portfolios, and their exposure in terms of risk, strategy, and geographic region, and to review forthcoming investment decisions.

     The various funds and accounts that the Adviser manages have similar strategy allocations and all use the same investment process. Potential conflicts of interest may arise between a portfolio manager's management of the master fund and management of other accounts due to scarce capacity. The Adviser allocates capacity in underlying hedge funds on an equitable basis across all the funds it manages. From time to time, underlying managers are represented in each investment portfolio giving rise to a potential conflict of interest. To counter these conflicts of interest, the Adviser has adopted formal Allocation Policies to ensure that investment opportunities are allocated fairly among all funds and accounts the Adviser manages.

The Allocation Policies deal with, amongst other things, the testing of the suitability of an investment for each portfolio the Adviser manages, the determination of the ability of each portfolio to make an investment as well as the restrictions on manager capacity, the judging of portfolio need by the Strategy Selection & Allocation Committee, the judging of the allocation amongst suitable portfolios by the Manager Selection Committee and the documentation of such committee decisions in committee minutes.

(a)(3) The Adviser's compensation for the portfolio managers is a combination of a fixed salary and a bonus. The Adviser pays the portfolio managers' compensation in cash. The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support. As part of their compensation, portfolio managers also have 401k plans that enable them to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan. The Adviser makes matching contributions subject to certain limits. Portfolio managers are also eligible to participate in certain profit-sharing plans with the Adviser.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared. Further, in their opinion, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) At the date of filing this Form N-CSR, there were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Code of Conduct for the principal executive and principal financial officers is filed herewith.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) are filed herewith.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                          Mercantile Alternative Strategies Fund LLC

                                      /s/ Kevin A. McCreadie
By (Signature and Title)*             -----------------------------
                                      Kevin A. McCreadie
                                      Chief Executive Officer
Date: May 24, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                      /s/ Kevin A. McCreadie
By (Signature and Title)*             -----------------------------
                                      Kevin A. McCreadie
                                      Chief Executive Officer
Date: May 24, 2007

                                      /s/ Michael D. Daniels
By (Signature and Title)*             -----------------------------
                                      Michael D. Daniels
                                      Chief Financial Officer
Date: May 24, 2007
* Print the name and title of each signing officer under his or her signature.